UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21571

The Rogé Partners Funds

(Exact name of registrant as specified in charter)

630 Johnson Avenue, Suite 103, Bohemia, NY 11716

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631 218-0077

Date of fiscal year end:

6/30

Date of reporting period: 6/30/13

Item 1.  Reports to Stockholders.

Rogé Partners
FUNDS

Rogé Partners Fund

Annual Report | June 30, 2013

1-888-800-ROGÉ

Rogé Partners Fund

SHAREHOLDER LETTER

June 30, 2013

Dear Shareholders,

Annual Review

The Rogé Partners Fund returned 13.34% over the past year, modestly underperforming the Dow Jones Moderately Aggressive Portfolio Index1 which returned 14.95% during the same period.

In keeping with our well diversified asset allocation strategy, we manage globally risk-adjusted portfolios. Over the past year the U.S. Dollar has appreciated, hurting international exposure. In addition, we have a bias toward high quality, dividend growing companies where stock prices have lagged versus more aggressive and volatile shares.

Strategy

We have added a layer of sector and asset allocation controls over the past six months which we believe will lead to more consistent returns going forward. So far these targets have been working well for our Fund and shareholders.

We continue to avoid U.S. Treasury bonds in the portfolio as they remain at historically high valuations.  Instead we have focused on adding to non-agency mortgage backed and high yield bonds which may do well as the housing market and economy continue to slowly improve.

Within the equity markets we are adding to international positions as they have significantly underperformed domestic shares.  While we expect continued volatility associated with currency fluctuations, we believe that current valuations in many international equities are very attractive.

We continue to favor stable dividend growing companies in the portfolio. Our research has uncovered a number of smaller company stocks where management sees the benefit of returning a portion of capital to shareholders in the form of regular dividends.

We appreciate your confidence and look forward to the opportunities the coming year will bring.  We are working hard to seek reasonable risk-adjusted returns in these volatile markets.

Best Regards,

Ronald W. Rogé, MS, CFP®

Steven M. Rogé, CMFC®

Chairman & CEO

Director of Research & Portfolio Manager

1 The Dow Jones Moderately Aggressive Portfolio Index is an unmanaged composite intended to measure total portfolios of global stocks, bonds and cash. This index has 80% invested in equities and 20% invested across three broad bond indexes. This index is used by professional investors as a performance benchmark for risk-adjusted portfolios. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

NLD Review Code: 1763-NLD-7/25/2013

Rogé Partners Fund

Rogé Partners Fund
PORTFOLIO REVIEW (Unaudited)
June 30, 2013

The Fund's performance figures* for the year ending June 30, 2013, compared to its benchmarks:

				Inception** -
	One	Five	Inception** -	June 30, 2013
	Year	Year	June 30, 2013	(Cumulative Return)
The Rogé Partners Fund	13.34%	0.63%	3.84%	39.09%
S&P 500 Index (a)	20.60%	7.01%	6.29%	70.44%
MSCI World Index (b)	18.58%	2.70%	5.64%	61.64%
Dow Jones US Moderately Aggressive Portfolio Index (c)	17.90%	8.10%	7.27%	84.67%
Dow Jones Moderately Aggressive Portfolio Index (d)	14.95%	5.66%	7.12%	82.47%

Comparison of the Change in Value of a $10,000 Investment

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. The Fund's investment advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund, other than extraordinary or non-recurring expenses or acquired fund fees and expenses, at least until June 30, 2013, to ensure that the net annual fund operating expenses will not exceed 1.99% for the Fund, subject to possible recoupment from the Fund in future years. Without these waivers, the Fund's total annual operating expenses would have been 2.91%. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-888-800-ROGÉ.

(a) The “S&P 500 Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

(b) The “MSCI World Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices. Investors cannot invest directly in an index or benchmark.

(c) The "Dow Jones US Moderately Aggressive Portfolio Index" is based on the Dow Jones Relative Risk Index and consists of 80% US equities and 20% US fixed income.
(d) The "Dow Jones Moderately Aggressive Portfolio Index" is based on the Dow Jones Relative Risk Index and consists of 80% global equities and 20% global fixed income.
** Inception date is October 1, 2004.

The Fund's Top Ten Sectors are as follows:

Sectors	Percentage of Net Assets
Limited Partnerships	9.62%
Fixed Income Mutual Funds	5.50%
Pharmaceuticals	5.37%
Retail	4.96%
International Mutual Funds	4.28%
Diversified Financial Companies	4.01%
REITS	3.97%
Software	3.49%
Oil & Gas	3.44%
Media	3.33%
Other/Cash & Equivalents	52.03%
	100.00%

	Rogé Partners Fund
	SCHEDULE OF INVESTMENTS
	June 30, 2013

	Shares	Security		Value

		MUTUAL FUNDS (RIC's) - 10.81%
		Fixed Income - 5.50%
	28,828	Angel Oak Multi-Strategy Income Fund		$ 345,933
	9,332	PIMCO Mortgage Opportunities Fund		101,717
	35,895	PIMCO Income Fund		438,275
	3,009	RiverPark Short Term High Yield Fund		29,940
				915,865
		Income - 1.05%
	6,000	PIMCO Dynamic Income Fund		175,500

		International - 4.27%
	44,546	Templeton Global Bond Fund		575,093
	10,284	Templeton Global Total Return Fund		136,467
				711,560
		TOTAL MUTUAL FUNDS
		(Cost $1,828,224)		1,802,925

		COMMON STOCKS - 74.48%
		Aerospace/Defense - 1.23%
	31,000	BBA Aviation PLC		131,749
	4,500	GenCorp, Inc. +		73,170
				204,919
		Agriculture - 1.20%
	2,300	Philip Morris International, Inc.		199,226

		Airlines - 0.94%
	1,200	Copa Holdings SA		157,344

		Auto Parts & Equipment - 0.92%
	2,300	TRW Automotive Holdings Corp. +		152,812

		Banks - 1.67%
	1,300	Bank of the Ozarks, Inc.		56,329
	4,200	JPMorgan Chase & Co.		221,718
				278,047
		Beverages - 2.68%
	1,650	Diageo PLC		189,668
	2,400	PepsiCo, Inc.		196,296
	350	The Boston Beer Co., Inc. +		59,724
				445,688

The accompanying notes are an integral part of these financial statements.

	Rogé Partners Fund
	SCHEDULE OF INVESTMENTS (Continued)
	June 30, 2013

	Shares	Security		Value

		Biotechnology - 1.32%
	1,900	Amgen, Inc,		$ 187,454
	7,000	Exelixis, Inc. +		31,780
				219,234
		Building Materials - 0.36%
	10,000	Builders FirstSource, Inc. +		59,800

		Chemicals - 2.23%
	1,300	Minerals Technology, Inc.		53,742
	1,900	Monsanto Co.		187,720
	3,200	Sensient Technologies Corp.		129,504
				370,966
		Commercial Services - 2.70%
	3,100	Automatic Data Processing, Inc.		213,466
	28,500	G4S PLC		99,632
	5,300	Rollins, Inc.		137,270
				450,368
		Computers - 2.09%
	2,300	LexMark International, Inc.		70,311
	3,500	Synopsys, Inc. +		125,125
	3,400	Seagate Technology PLC		152,422
				347,858
		Distribution/Wholesale - 0.39%
	2,500	LKQ Corp. +		64,375

		Diversified Financial Companies - 3.23%
	500	Affiliated Managers Group, Inc. +		81,970
	1,500	Artisan Partners Asset Management, Inc. +		74,865
	2,000	Ellington Financial, LLC.		45,620
	7,313	MicroFinancial, Inc.		57,407
	2,800	T Rowe Price Group, Inc.		204,820
	3,000	TD Ameritrade Holding Corp.		72,870
				537,552

The accompanying notes are an integral part of these financial statements.

	Rogé Partners Fund
	SCHEDULE OF INVESTMENTS (Continued)
	June 30, 2013

	Shares	Security		Value

		Electric - 1.87%
	2,500	Calpine Corp. +		$ 53,075
	3,400	Dominion Resources, Inc.		193,188
	2,500	MDU Resources Group, Inc.		64,775
				311,038
		Electrical Components & Equipment - 2.79%
	1,300	Hubbell, Inc.		128,700
	5,300	Molex, Inc.		131,758
	4,500	TE Connectivity, Ltd.		204,930
				465,388
		Food - 2.43%
	3,100	Nestle SA		203,918
	5,900	Sysco Corp.		201,544
				405,462
		Healthcare-Products - 1.24%
	7,000	AngioDynamics, Inc. +		78,960
	1,900	Varian Medical Systems, Inc. +		128,155
				207,115
		Healthcare-Services - 1.30%
	3,300	UnitedHealth Group, Inc.		216,084

		Holding Companies - 1.00%
	842	Jardine Matheson Holdings, Ltd.		50,773
	4,400	Leaucadia National Corp.		115,368
				166,141
		Household Products - 0.74%
	2,000	Church & Dwight Co., Inc.		123,420

		Insurance - 3.00%
	5,000	American International Group, Inc. +		223,500
	2,000	Berkshire Hathaway, Inc., Class B +		223,840
	800	Torchmark Corp.		52,112
				499,452
		Internet - 2.46%
	260	Google, Inc. +		228,896
	6,000	Internap Network Services Corp. +		49,620
	2,000	Liquidity Services, Inc. +		69,340
	13,583	Support.com, Inc. +		62,074
				409,930

The accompanying notes are an integral part of these financial statements.

	Rogé Partners Fund
	SCHEDULE OF INVESTMENTS (Continued)
	June 30, 2013

	Shares	Security		Value

		Leisure Time - 0.34%
	600	Polaris Industries, Inc.		$ 57,000

		Machinery-Diversified - 1.02%
	2,000	AG Growth International, Inc.		65,150
	3,300	Global Power Equipment Group, Inc.		53,196
	500	Pfeiffer Vacuum Technology AG		51,732
				170,078
		Media - 3.33%
	4,900	Comcast Corp.		205,212
	1,300	Scripps Networks Interactive, Inc.		86,788
	3,000	Starz +		66,300
	3,400	Time Warner, Inc.		196,588
				554,888
		Mining - 0.76%
	1,500	Compass Minerals International, Inc.		126,795

		Miscellaneous Manufacturing - 1.62%
	1,900	3M Co.		207,765
	2,000	Sun Hydraulics Corp.		62,560
				270,325
		Oil & Gas - 3.43%
	2,400	Exxon Mobil Corp.		216,840
	2,500	Occidental Petroleum Corp.		223,075
	3,000	Ocean Rig UDW, Inc. +		56,190
	4,000	WPX Energy, Inc. +		75,760
				571,865
		Oil & Gas Services - 1.57%
	1,700	Dresser-Rand Group, Inc. +		101,966
	6,000	Enerflex, Ltd.		76,806
	1,000	SEACOR Holdings, Inc.		83,050
				261,822
		Packaging & Containers - 0.45%
	3,787	UFP Technologies, Inc. +		74,149

The accompanying notes are an integral part of these financial statements.

	Rogé Partners Fund
	SCHEDULE OF INVESTMENTS (Continued)
	June 30, 2013

	Shares	Security		Value

		Pharmaceuticals - 5.37%
	2,400	Johnson & Johnson		$ 206,064
	40,516	Liberator Medical Holdings, Inc.		53,886
	5,000	Nektar Therapeutics +		57,750
	3,000	Omnicare, Inc.		143,130
	3,900	Sanofi		200,889
	2,700	Valeant Pharmaceuticals International, Inc. +		232,416
				894,135
		Pipelines - 1.41%
	4,300	Enbridge, Inc.		180,901
	3,600	Niska Gas Storage Partners, LLC.		53,784
				234,685
		Real Estate - 0.75%
	1,900	WP Carey & Co., LLC		125,723

		REITS - 3.97%
	2,700	American Campus Communities, Inc.		109,782
	2,500	American Realty Capital Properties, Inc.		38,150
	7,500	Investors Real Estate Trust		64,500
	4,300	Senior Housing Properties Trust		111,499
	2,200	STAG Industrial, Inc.		43,890
	1,500	Taubman Centers, Inc.		112,725
	2,600	Ventas, Inc.		180,596
				661,142
		Retail - 3.63%
	2,900	Bed Bath & Beyond, Inc. +		205,610
	600	Cracker Barrel Old Country Store, Inc.		56,796
	1,600	McDonald's Corp.		123,936
	2,200	MSC Industrial Direct Co., Inc.		217,800
				604,142
		Savings & Loans - 0.39%
	1,400	Bofl Holding, Inc. +		64,148

The accompanying notes are an integral part of these financial statements.

	Rogé Partners Fund
	SCHEDULE OF INVESTMENTS (Continued)
	June 30, 2013

	Shares	Security		Value

		Software - 3.25%
	6,000	Accelrys, Inc. +		$ 50,400
	3,700	Aspen Technology, Inc. +		106,523
	16,000	Callidus Software, Inc. +		105,440
	5,000	Guidance Software, Inc. +		43,700
	6,800	Microsoft Corp.		234,804
				540,867
		Telecommunications - 2.07%
	5,100	AT&T, Inc.		180,540
	3,000	Alliance Fiber Optic Products, Inc.		60,030
	4,900	ClearOne, Inc. +		41,699
	13,901	ORBCOMM, Inc. +		62,416
				344,685
		Textiles - 0.67%
	500	Mohawk Industries, Inc. +		56,245
	600	UniFirst Corp.		54,750
				110,995
		Transportation - 2.66%
	2,900	CH Robinson Worldwide, Inc.		163,299
	9,000	MFC Industrial, Ltd.		72,630
	2,400	United Parcel Service, Inc.		207,552
				443,481

		TOTAL COMMON STOCKS
		(Cost $11,233,919)		12,403,144

		PREFERRED STOCK- 0.30%
		Diversified Financial Services - 0.30%
	2,000	Merrill Lynch Preferred Capital Trust V, 7.28%, Perpetual
		(Cost $49,933)		50,320

	Principal	CORPORATE BONDS - 2.29%
		Banks - 0.10%
	$ 15,000	Goldman Sachs Group, Inc., 5.375%, 3/15/2020		16,268

		Diversified Financial Services - 0.48%
	75,000	Jefferies Group, Inc., 5.50%, 3/15/2016		80,442

		Diversified Holding Company - 0.13%
	20,000	Leucadia National Corp., 8.125%, 9/15/2015		22,475

The accompanying notes are an integral part of these financial statements.

	Rogé Partners Fund
	SCHEDULE OF INVESTMENTS (Continued)
	June 30, 2013

	Principal	Security		Value

		Retail - 1.33%
	$ 30,000	Gap, Inc., 5.95%, 4/12/2021		$ 33,233
	40,000	J Crew Group, Inc., 8.125%, 3/1/2019		42,200
	100,000	Sears Holdings Corp., 6.625%, 10/15/2018		94,125
	50,000	Toys R Us Property Co, LLC., 8.50%, 12/1/2017		52,188
				221,746
		Software - 0.24%
	40,000	First Data Corp., 11.25%, 3/31/2016		39,300

		TOTAL CORPORATE BONDS
		(Cost $366,299)		380,231

		U.S. GOVERNMENT & AGENCIES - 0.37%
		U.S. Government & Agencies - 0.37%
	32,000	Fannie Mae CMO 2002-33 Class MM, 6.25%, 6/25/2032		34,178
	27,343	Fannie Mae CMO 2005-44 Class PE, 5.00%, 7/25/2033		27,838
		TOTAL U.S. GOVERNMENT & AGENCIES
		(Cost $63,820)		62,016

		MUNICIPAL BONDS - NON-TAXABLE- 0.41%
	45,000	Florida State Department of Environmental
		Protection, 5.456%, 7/1/2019		50,146
	25,000	Virginia Tobacco Settlement Financing Corp., 5.00%, 6/1/2047		18,005
		TOTAL MUNICIPAL BONDS - NON-TAXABLE
		(Cost $66,650)		68,151

	Shares	LIMITED PARTNERSHIP - 5.05%
	370,438	Armor Capital Partners LP + ++ (a)		759,506
	4,150	KKR & Co., LP		81,589
		(Cost $447,991)		841,095

The accompanying notes are an integral part of these financial statements.

	Rogé Partners Fund
	SCHEDULE OF INVESTMENTS (Continued)
	June 30, 2013

	Shares	Security		Value

		SHORT-TERM INVESTMENT - 2.78%
	462,426	First National Bank of Omaha, 0.02%
		(Cost $462,426)		462,426

		TOTAL INVESTMENTS (Cost $14,519,262)(b)	96.51%	$ 16,070,308
		Other assets in excess of liabilities	3.49%	588,784

		TOTAL NET ASSETS	100.00%	$ 16,659,093

	RIC - Regulated Investment Company
+	Non-income producing securities.
++	Restricted securities. The aggregate value of such securities is 4.56% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.

(a)

 Securities for which market quotations are not readily available.   The aggregate value of such securities is 4.56% of net assets and they have been fair valued under procedures established by the Fund's Board of Trustees.

(b)

 Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $14,750,688 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:	$1,508,814
			Unrealized depreciation:	(189,194)
			Net unrealized appreciation:	$1,319,620

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2013

Assets:
Investments in securities, at value (Cost $14,519,262)	$ 16,070,308
Receivable for securities sold	980,319
Receivable for Fund shares sold	40,209
Dividends and interest receivable	22,070
Prepaid expenses and other assets	26,163
Total Assets	17,139,069

Liabilities:
Investment advisory fees payable	12,223
Payable for investments purchased	438,381
Fees payable to other affiliates	5,946
Accrued expenses	23,426
Total Liabilities	479,976

Net Assets	$ 16,659,093

Net Assets Consist Of:
Paid in capital	$ 15,296,686
Accumulated net investment loss	(83,258)
Accumulated net realized loss from security transactions and foreign currency transactions	(105,349)
Net unrealized appreciation of investments and foreign currency translations	1,551,014

Net Assets	$ 16,659,093

Shares outstanding (unlimited number of shares authorized without par value)	1,338,550

Net asset value (net assets ÷ shares outstanding), offering price	$ 12.45

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
STATEMENT OF OPERATIONS
For the Year Ended June 30, 2013

Investment Income:
Dividends	$ 392,676
Interest	44,845
Less: Foreign tax withheld	(10,401)
Total investment income	427,120

Expenses:
Advisory fees	159,225
Administration fees	35,847
Fund accounting fees	26,251
Transfer agent fees	23,286
Registration fees	18,002
Audit fees	18,567
Insurance expense	15,004
Legal fees	10,291
Non 12b-1 shareholder servicing fees	1,280
Printing expense	6,919
Custody fees	8,546
Trustees' fees	880
Miscellaneous expenses	2,614
Total expenses	326,712

Less:
Advisory fees waived	(9,432)
Net expenses	317,280

Net Investment Income	109,840

Net Realized and Unrealized Gain from Investments:
Net realized gain from security transactions and foreign currency transactions	1,492,381
Realized gain from distributions received from underlying investment companies	17,682
Net change in unrealized appreciation on investments and foreign currency translations	393,233

Net Realized and Unrealized Gain from Investments	1,903,296

Net Increase in Net Assets Resulting from Operations	$ 2,013,136

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	June 30, 2013	June 30, 2012
From Operations:
Net investment income	$ 109,840	$ 11,516
Net realized gain from security transactions and foreign
currency transactions	1,492,381	1,607,175
Distributions received from underlying investment companies	17,682	74,237
Net change in unrealized appreciation (depreciation) on investments
and foreign currency translations	393,233	(2,130,819)
Net increase (decrease) in net assets resulting from operations	2,013,136	(437,891)

Distributions:
From net investment income	(91,096)	-
Net decrease in net assets from distributions	(91,096)	-

From Capital Share Transactions:
Subscriptions of fund shares	2,027,178	2,722,884
Reinvestment of dividends	91,096	-
Redemptions of fund shares	(1,843,658)	(1,611,395)
Net increase in net assets from capital shares transactions	274,616	1,111,489

Net Increase in Net Assets	2,196,656	673,598

Net Assets:
Beginning of Year	14,462,437	13,788,839
End of Year*	$ 16,659,093	$ 14,462,437
* Includes accumulated net investment loss of:	$ (83,258)	$ (105,750)

Capital Share Transactions:
Shares sold	170,158	261,482
Shares reinvested	7,921	-
Shares redeemed	(151,070)	(151,326)
	27,009	110,156

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	June 30,	June 30,	June 30,	June 30,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Year	$ 11.03	$ 11.48	$ 9.31	$ 8.00	$ 12.16
Income From Investment Operations:
Net investment income (loss) (1)	0.08	0.01	(0.09)	(0.08)	(0.06)
Net realized and unrealized gain (loss)	1.41	(0.46)	2.26	1.41	(4.09)
Total from investment operations	1.49	(0.45)	2.17	1.33	(4.15)

Less Distributions:
From net investment income	(0.07)	-	-	-	-
In excess of net investment income	-	-	-	(0.02)	(0.00)
In excess of net realized gains	-	-	-	-	(0.01)
Total distributions	(0.07)	-	-	(0.02)	(0.01)

Net Asset Value, End of Year	$ 12.45	$ 11.03	$ 11.48	$ 9.31	$ 8.00

Total Return (2)	13.34%	(3.92)%	23.31%	16.63%	(34.11)%

Ratios/Supplemental Data:
Net assets, end of year (000s)	$ 16,659	$ 14,462	$ 13,789	$ 10,992	$ 9,719
Ratio of expenses to average net assets,
before waiver/reimbursement (3)	2.05%	2.31%	2.20%	2.46%	2.67%
Ratio of expenses to average net assets,
after waiver/reimbursement (3)	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of net investment income (loss)
to average net assets, after waiver/
reimbursement (4)	0.69%	0.08%	(0.84)%	(0.81)%	(0.65)%
Portfolio Turnover Rate	118%	237%	46%	43%	149%
(1)	Per share amounts calculated using the average shares method.
(2)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(3)	Does not include the expenses of other investment companies in which the Fund invests.
(4)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS
June 30, 2013

Note 1.  Organization

Rogé Partners Funds (the “Trust”) a Delaware business trust formed on April 15, 2004, and registered as open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (“1940 Act”) is comprised of the Rogé Partners Fund (the “Fund”).  The Fund commenced operations on October 1, 2004.   The Fund’s business and affairs are managed by its officers under the direction of its Board of Trustees (the “Board”).  The Fund’s investment objective is to seek total return and pursues its investment objective by investing primarily in other investment companies and U.S. and foreign equity securities with a growth and value approach.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.  Management has evaluated subsequent events through the date the financial statements were issued.

Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. If no mean price is available, the last bid price is used.   Shares of underlying mutual funds are valued at their respective Net Asset Values (“NAVs”).  Most underlying fund securities are valued primarily on the basis of current market quotations or on the basis of information furnished by a pricing service.  NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing systems selected by R.W. Rogé & Co., Inc. (the “Advisor”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Advisor deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange-traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value (face value).  The NAV of the Fund will fluctuate with the value of the securities held by the underlying funds in which it principally invests.  When the NAV of an underlying fund is unavailable, it is valued at fair value as determined by the Advisor under the supervision of the Fund’s Board.

The Fund normally calculates net asset value (“NAV”) per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) (generally 4:00PM Eastern Time) once on each day on which the NYSE is open for trading. Trading in securities on Far Eastern and certain other securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE. In addition, Far Eastern and other securities trading generally, or in a particular country or countries, may take place on days that the NYSE is closed, and on which a Fund’s net asset value is not calculated. As a result of the aforementioned, calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.   Other securities for which market quotations are not readily available are valued at their fair value, as determined in good faith in accordance with the guidelines established by the Board.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, a Board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.  As of June 30, 2013, the Fund held one security for which market quotations were not readily available.   The market value of this security represented 4.56% of its net assets.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2013

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Equity Mutual Funds	$ 1,802,925	$ -	$ -	$ 1,802,925
Common Stocks(a)	12,403,144	-	-	12,403,144
Preferred Stocks	50,320	-	-	50,320
Corporate Bonds	-	380,231	-	380,231
U.S. Government & Agencies	-	62,016	-	62,016
Municipal Bonds - Non-Taxable	-	68,151	-	68,151
Limited Partnerships	81,589	-	759,506	841,095
Short-Term Investment	462,426	-	-	462,426
Total	$ 14,800,404	$ 510,398	$ 759,506	$ 16,070,308

 (a) Please refer to the Schedule of Investments for a breakout of common stock by industry classification.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.

It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2013

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Beginning balance	$ 1,401,659
Total realized gain (loss)	198,386
Change in unrealized appreciation	(62,591)
Return of Capital	-
Cost of purchases	-
Proceeds from sales	(777,948)
Accrued interest	-
Net transfers in/out of level 3	-
Ending balance	$ 759,506

The total change in unrealized appreciation included in the statement of operations attributable to level 3 investments still held at June 30, 2013 includes:
$ (62,591)

The significant unobservable inputs used in the fair value measurement of the reporting entity’s Level 3 Security are (1) review of current assets held by the investment (2) review of the investment’s monthly statements to verify that they continue to be valued accurately (3) Advisor’s receipt of the investment’s audited financial statements on an annual basis. Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

Security Transactions and Related Investment Income – Securities transactions are accounted for on the trade date.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes.   Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.   The amounts of dividends and distributions from net investment income and net realized gains, respectively, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.   These “book-tax” differences are either permanent or temporary in nature.   To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.   To the extent dividends and distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in surplus or tax return of capital.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.  The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010-2012), or expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, New York State and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2013

Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date.  The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets and net asset value per share.  For the year ended June 30, 2013, the Fund reclassified the components of net assets due to realized foreign currency losses and adjustments for real estate investment trusts, partnerships, passive foreign investment companies and grantor trusts as follows:

Paid in capital
$ -
Accumulated net investment loss	3,748
Accumulated net realized loss from security	(3,748)
transactions and foreign currency transactions

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Note 3.  Investment Advisory Fee and Other Transactions with Affiliates

The Trust has entered into an investment advisory agreement (the “Agreement”) with the Advisor. Pursuant to the Agreement, the Advisor manages the Funds’ investments and business affairs, subject to the supervision of the Board. For its services, the Advisor receives a fee equal to 1.00% of the average net assets of the Fund.

The Advisor has agreed contractually to waive its advisory fee and to reimburse expenses, other than extraordinary or non-recurring expenses or acquired fund fees and expenses, at least until June 30, 2013, such that the total annual fund operating expenses do not exceed 1.99% of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and may increase performance.  For the year ended June 30, 2013, the Advisor waived fees amounting to $9,432.  The Fund’s total expenses subject to recoupment are $81,206. As of June 30, 2013, the Advisor can recoup waived and reimbursed expenses of $27,468 until June 30, 2014, $44,306 until June 30, 2015 and $9,432 until June 30, 2016.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, custody administration and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund(s) as follows:

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2013

Gemcom, LLC (“Gemcom”) -  Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.   For the provision of these services, Gemcom receives customary fees from the Fund.

Northern Lights Distributors, LLC (“NLD”), an affiliate of GFS, is the Distributor of the Trust.

Note 4.  Investment Transactions

During the year ended June 30, 2013, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities, aggregated $18,711,132 and $19,369,517, respectively.

Note 5.  Distributions to Shareholders and Tax Components of Capital

The tax character of Fund distributions for the following periods was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2013	June 30, 2012
Ordinary Income	$ 91,096	$ -
Long-Term Capital Gain	-	-
	$ 91,096	$ -

As of June 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	and	Appreciation/	Accumulated
Income	Gains	Forwards	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$ 12,093	$ 30,726	$ -	$ -	$ 1,319,588	$ 1,362,407

The differences between book basis and tax basis unrealized appreciation and accumulated net realized gain (loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales and book/tax differences due to partnerships.  The difference between book basis and tax basis accumulated net investment income (loss) is primarily attributable to tax adjustments for partnership and real estate investment trusts.

Permanent book and tax differences primarily attributable to the tax treatment of realized foreign currency losses and tax adjustments for partnerships, grantor trusts, real estate investment trusts and passive foreign investment companies, resulted in reclassification for the year ended June 30, 2013 as follows:

Undistributed	Undistributed	Paid
Ordinary	Long-Term	In
Income (Loss)	Gains (Loss)	Capital
$ 3,748	$ (3,748)	$ -

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2013

Note 6.  Investment in Restricted Securities

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale.  A Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies.  A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more that 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities.  Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

As of June 30, 2013, the Rogé Partners Fund was invested in the following restricted securities:

Security	Initial Acquisition Date	Shares	Cost	Value	% of Net Assets
Armor Capital Partners LP	12/30/2005	370,438	$370,438	$759,506	4.56%

Note 7. New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities.  In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11.  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.  Management is currently evaluating the impact this amendment may have on the Funds’ financial statements.

On January 31, 2013, FASB issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of  Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”).  ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar aggreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.  The disclosures are required irrespective of whether the transactions are offset in the statement of assets and liabilities.  The effective date and transaction of the disclosure requirements in ASU 2011-11 remain unchanged.

At this time, management is evaluating the implications of ASU 2011-11 and ASU 2013-01 and their impact on the Funds’ financial statements.

Note 8. Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

Rogé Partners Funds

Bohemia, New York

We have audited the accompanying statement of assets and liabilities of the Rogé Partners Fund, a series of shares of the Rogé Partners Fund, including the schedule of investments, as of June 30, 2013, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended.    These financial statements and financial highlights are the responsibility of the Fund’s management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (US).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.   An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   Our procedures included confirmation of securities owned as of June 30, 2013, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Rogé Partners Fund as of June 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

August 26, 2013

Rogé Partners Fund SUPPLEMENTAL INFORMATION June 30, 2013 (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees), and other expenses.   The following examples are intended to help the shareholder understand the ongoing cost  (in dollars) of investing in a fund and to compare theses costs with the ongoing costs of investing in other mutual funds.    Please note, the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs on redemptions or any redemption fees.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the period from January 1, 2013 through June 30, 2013.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Rogé Partners Fund	Beginning Account Value (1/1/13)	Ending Account Value (6/30/13)	Expenses Paid During Period** (1/1/13-6/30/13)
Actual	$1,000.00	$1,077.10	$10.25
Hypothetical (5% return before expenses)	1,000.00	1,014.93	9.94

** Expenses are equal to the Fund’s annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the days in the reporting period).

Rogé Partners Fund SUPPLEMENTAL INFORMATION (Continued) June 30, 2013 (Unaudited)

RE APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on May 30, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of the Rogé Partners Funds (the “Trust”) approved the continuation of the Investment Advisory Agreement (the “Agreement”) for the Rogé Partners Fund (the “Fund”).  At the Meeting, Trust counsel (which is also independent counsel) reviewed and summarized the Board’s responsibilities under the Investment Company Act of 1940, as amended, (the “1940 Act”) with respect to approving the continuance of the Agreement, the material factors that must be considered by the Board to reach a final conclusion, and the requirements for disclosure of contract renewal deliberations in shareholder reports and the Statement of Additional Information. Counsel referred to the materials provided prior to the Meeting for the Independent Trustees consideration and discussed the same, including a questionnaire completed by the Adviser that provided important information about the Adviser.

In determining whether to continue the  Fund’s Agreement, Trust counsel advised the Independent Trustees to consider:  1) the investment performance of the Fund; 2) the nature, extent and quality of services provided by the Adviser;  3) the costs of the services to be provided and the profits to be realized by the Adviser and any affiliates, from the relationship with the Fund; 4) the extent to which economies of scale will be realized as the Fund grows; and 5) whether the fee levels reflect these economies of scale to the benefit of shareholders.

The Independent Trustees reviewed the Fund’s quarterly compliance checklists and certifications with respect to compliance with the 1940 Act, the Sarbanes-Oxley Act of 2002 and the Fund's Code of Ethics. Next, the Independent Trustees reviewed the Adviser’s financial statements, Form ADV and the completed 15(c) annual questionnaire provided by the Adviser.  The Independent Trustees noted the strong business experience and quality of personnel associated with the Adviser.

The Independent Trustees then reviewed the performance of the Fund as compared to several benchmark indices and as compared to other mutual funds for various periods ended March 31, 2013.  The Independent Trustees then discussed the Fund’s overall performance record.

The Independent Trustees then referred to the reports comparing the Fund’s fees and expense ratios for the latest fiscal year compared to the fees and expense ratios of a peer group of funds. It was noted that the Adviser continues to waive advisory fees to maintain the Fund’s operating expenses at 1.99%.  Further discussion ensued and the Independent Trustees concluded that the advisory fees were competitive and reasonable for the services provided.  The Independent Trustees then discussed the fact that the Fund’s expense ratio was above the median for the peer group, but noted that several of the funds in the peer group benefit from economies of scale available to large fund   groups.

The Independent Trustees then noted that the Adviser has no affiliated entities that might benefit from the Adviser’s relationship with the Trust.

The Independent Trustees met with Trust counsel in executive session to discuss their findings with respect to continuing the Agreement. The Independent Trustees discussed the nature and quality of the services provided to the Fund by the Adviser.  The Trustees commented that they generally were very pleased with the quality of service provided by the Adviser. The Independent Trustees further noted the Adviser’s clear commitment to compliance. With respect to the Fund’s expenses being relatively high, the Independent Trustees concluded that they are not unreasonable considering the current asset size of the Fund and the Fund’s performance.  The Independent Trustees also noted the Adviser’s past contributions to the Fund to reduce expenses and the Adviser’s ongoing commitment to the Fund’s asset growth. Finally, the Independent Trustees discussed how economies of scale would become more relevant when assets grow and the Adviser keeps its full fee.

Rogé Partners Fund SUPPLEMENTAL INFORMATION (Continued) June 30, 2013 (Unaudited)

Following the conclusion of the executive session, based upon the information provided, it was the Board’s, including all of the Independent Trustees’ consensus that the fees to be paid to the Adviser were reasonable, that the overall arrangements provided under the terms of the Agreement were reasonable business arrangements, and the renewal of the Agreement was in the best interest of the Fund’s shareholders.  The Board noted that it did not rely on any single factor to arrive at its decision but considered all of the information available.

Rogé Partners Fund SUPPLEMENTAL INFORMATION (Continued) June 30, 2013 (Unaudited)

The Trustees and executive officers of the Trust, together with information as to their principal business occupations during the last five years, are set forth in the table below.  Unless otherwise noted, the address of each Trustee and Officer is c/o Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, New York 11788.

Name and Age	Position(s) held with Trust	Term of Office and Length of Time Served (1)	Principal Occupations(s) During the Past 5 Years	Number of Funds in the Trust Overseen by Trustee	Other Directorships held by Trustee
INTERESTED TRUSTEE:
Ronald W. Rogé Age: 66	Chairman of the Board of Trustees; Chief Executive Officer; Co-Portfolio Manager	Since June 2004	Founder and Chairman of R.W. Rogé & Company, Inc. since 1986	1	1
NON-INTERESTED TRUSTEES:
David H. Diesslin Age: 66	Trustee/Financial Expert	Since October 2004	Principal and Founder – Diesslin & Associates, Inc. (financial planners), since 1980	1	5
Richard Sincere Age: 59	Trustee	Since June 2004	President, Chief Executive Officer and Founder of Sincere & Co., LLC (marketing firm)	1	None
Donald Smith Age: 71	Trustee	Since June 2004	Owner and President of IMXCO Sales Inc. since 1988	1	None
PRINCIPAL EXECUTIVE OFFICERS:
Steven M. Rogé Age: 32	President; Co-Portfolio Manager	Since June 2004	Director-Research, Portfolio Manager - R.W. Rogé & Company, Inc. since 2003	1	None
Rosanne Rogé Age: 57	Secretary	Since June 2004	Managing Director - R.W. Rogé & Company, Inc. since 1995	1	None

Rogé Partners Fund SUPPLEMENTAL INFORMATION (Continued) June 30, 2013 (Unaudited)

Name and Age	Position(s) held with Trust	Term of Office and Length of Time Served	Principal Occupations(s) During the Past 5 Years	Number of Funds in the Trust Overseen by Trustee	Other Directorships held by Trustee
PRINCIPAL EXECUTIVE OFFICERS: (Continued)
Susan J. Rogé Age: 32	Treasurer	Since June 2004	Paraplanner R.W. Rogé & Company, Inc. (2009 – Present); Chief Compliance Officer - R.W. Rogé & Company, Inc. (2003- 2009)	1	None
Jeffrey C. Roberto Age: 47	Chief Compliance Officer	Since August 2005	Director-Research, Portfolio Operations Manager – R.W. Rogé & Company, Inc. since March 2002; Chief Compliance Officer - R.W. Rogé & Company, Inc. (2009 – Present)	1	None
James McGuire Age: 31	Assistant Treasurer	Since August 2012	Manager of Fund Administration, Gemini Fund Services, LLC (2011-Present); Senior Fund Administrator, Gemini Fund Services (2007-2011)	1	None

(1)

Each trustee is elected to serve an indefinite term until his or successor, if any, is duly elected and qualified.

The Trust’s Statement of Additional Information contains additional information about the Trustees and Officers and is available without charge, upon request, by calling 1-888-800-ROGE.

PRIVACY NOTICE

Rev. 08/2011

FACTS	WHAT DOES ROGé PARTNERS FUNDS AND ITS INVESTMENT ADVISOR R.W. ROGé & COMPANY, INC. (“ROGé”) DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•

Social Security number

•

account balances

•

account transactions

•

transaction history

•

wire transfer instructions

•

checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Rogé chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Rogé share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-888-800-ROGE or go to www.rogepartnersfunds.com

What we do
Who is providing this notice?	Rogé Partners Funds and its advisor R.W. Rogé & Company, Inc. A complete list is included below.
How does Rogé protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

How does Rogé collect my personal information?

We collect your personal information, for example, when you

•

open an account

•

provide account information

•

give us your contact information

•

make a wire transfer

•

tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness

•

affiliates from using your information to market to you

•

sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include: R.W. Rogé & company, Inc.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Rogé doesn’t share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Rogé doesn’t jointly market.
List of entities providing this notice
Rogé Partners Funds R.W. Rogé & Company, Inc. Rogé Partners Fund

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies related to portfolio securities during the year ended June 30, 2013 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-800-ROGE or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1st AND 3rd FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q.   Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).   The information on Form N-Q is available without charge, upon request, by calling 1-888-800-ROGE.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that David H. Diesslin is the independent audit committee financial expert.

Item 4. Principal Accountant Fees and Services

(a)

Audit Fees

Registrant

Advisor

FY 06/30/13

$15,800

N/A

FY 06/30/12

$15,000

N/A

(b)

Audit-Related Fees

Registrant

Advisor

FYE 06/30/13

$0

N/A

FYE 06/30/12

$0

N/A

(c)

Tax Fees

Registrant

Advisor

FYE 06/30/13

$3,100

N/A

FYE 06/30/12

$2,900

N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

Registrant

Advisor

FYE 06/30/13

$0

N/A

FYE 06/30/12

$0

N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

Registrant

Advisor

Audit-Related Fees:

N/A

N/A

Tax Fees:

N/A

N/A

All Other Fees:

N/A

N/A

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Advisor

FYE 06/30/2013

$2,900

N/A

FYE 06/30/2012

$3,100

N/A

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holder.   None.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of June 30, 2013, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Code of Ethics filed herewith.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Rogé Partners Funds

By (Signature and Title)

*

/s/

Steven M. Rogé

Steven M. Rogé, President

Date

9/3/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*

/s/

Steven M. Rogé

Steven M. Rogé, President

Date

9/3/13

By (Signature and Title)

*

/s/

Susan J. Rogé

Susan J. Rogé, Treasurer

Date

9/3/13

* Print the name and title of each signing officer under his or her signature.